Restructuring Charges	12 Months Ended
Dec. 31, 2011
Restructuring Charges [Abstract]
Restructuring Charges

NOTE O — Restructuring Charges

In March 2009, CTS initiated certain restructuring actions to reorganize certain operations to further improve its cost structure. These actions resulted in the elimination of approximately 268 positions and were completed in the first quarter of 2009.

The following table displays the planned restructuring and restructuring-related charges associated with the realignment, as well as a summary of the actual costs incurred through December 31, 2009:

($ in millions) March 2009 Plan	Planned Costs	Actual Incurred Through December 31, 2009
Workforce reduction	$1.9	$2.1
Asset impairments	—	0.1

Total restructuring charge	$1.9	$2.2

Of the restructuring and impairment costs incurred, $2.1 million relates to the Components and Sensors segment and $0.1 million relates to the EMS segment. Restructuring charges are reported on a separate line on the Consolidated Statements of Earnings/(Loss) and the restructuring-related costs are included in cost of goods sold.

The following table displays the restructuring reserve activity related to the realignment for the period ended December 31, 2009:

($ in millions) March 2009 Plan
Restructuring liability at January 1, 2009	$—
Restructuring and restructuring-related charges, excluding asset impairments and write-offs	2.1

Cost paid	(2.1)

Restructuring liability at December 31, 2009	$—

In December 2010, CTS implemented a restructuring plan to realign and consolidate certain operations for the purpose of improving its cost structure. The implementation of this plan resulted in the elimination of approximately 80 positions and the write-off of certain inventory and long-lived assets during the fourth quarter of 2010. The implementation was substantially completed by the end of December 2010.

The following table displays the planned restructuring and restructuring-related charges associated with the restructuring plan as well as a summary of the actual costs incurred through December 31, 2010:

($ in millions) December 2010 Plan	Planned Costs	Actual Incurred Through December 31, 2010

Workforce reduction	$1.3	$1.3
Asset impairments	0.3	0.1

Restructuring charge	1.6	1.4

Other costs	0.3	0.3

Restructuring-related costs	0.3	0.3

Total restructuring and restructuring-related costs	$1.9	$1.7

Of the $1.9 million planned restructuring costs, $1.1 million relates to the Components and Sensors segment and $0.8 million relates to EMS. Of the restructuring and restructuring-related costs incurred, $1.0 million relates to the Components and Sensors segment and $0.7 million relates to the EMS segment. Restructuring charges are reported on a separate line on the Consolidated Statements of Earnings/(Loss) and the restructuring-related costs are included in cost of goods sold.

The following table displays the restructuring reserve activity related to the implementation of this restructuring plan:

($ in millions) December 2010 Plan
Restructuring liability at January 1, 2010	$—
Restructuring and restructuring-related charges, excluding asset impairments and write-offs	1.3

Cost paid	(1.3)
Restructuring liability at December 31, 2011	$—

During April 2011, CTS initiated restructuring actions to reorganize certain operations to further improve its cost structure. These actions resulted in the elimination of approximately 30 positions. The following table displays the planned restructuring and restructuring-related charges with the realignment, as well as a summary of the actual costs incurred through December 31, 2011:

($ in millions) April 2011 Plan	Planned Costs	Actual incurred through December 31, 2011

Workforce reduction	$0.8	$0.7

Total restructuring charge	$0.8	$0.7

Of the restructuring charges incurred, $0.5 million relates to the Components and Sensors segment and $0.2 million relates to the EMS segment. Restructuring charges are reported on a separate line on the Consolidated Statements of Earnings/(Loss).

The following table displays the restructuring reserve activity related to the realignment for the period ended December 31, 2011:

($ in millions) April 2011 Plan

Restructuring liability at January 1, 2011	$—
Restructuring charges	0.7

Cost paid	(0.7)
Restructuring liability at December 31, 2011	$—

In October 2011, CTS announced plans to realign certain manufacturing operations and eliminate approximately 100 net positions during the fourth quarter of 2011. As of December 31, 2011, the realignment plans were substantially complete.

The following table displays the planned restructuring and restructuring-related charges associated with the realignment, as well as a summary of the actual costs incurred through December 31, 2011:

($ in millions) October 2011 Plan	Planned Costs	Actual Incurred Through December 31, 2011
Workforce reduction	$2.2	$2.2
Restructuring charge	2.2	2.2
Equipment relocation	0.2	0.2
Restructuring-related costs	0.2	0.2
Total restructuring and restructuring-related costs	$2.4	$2.4

Of the restructuring and restructuring-related costs incurred, $2.1 million relates to the Components and Sensors segment and $0.3 million relates to the EMS segment. Restructuring charges are reported on a separate line on the Consolidated Statements of Earnings/(Loss) and the restructuring-related costs are included in cost of goods sold. Restructuring actions were substantially completed at December 31, 2011.

The following table displays the restructuring reserve activity related to the realignment for the period ended December 31, 2011:

($ in millions) October 2011 Plan

Restructuring liability at January 1, 2011	$—
Restructuring and restructuring-related charges	2.2
Cost paid	(1.0)
Restructuring liability at December 31, 2011	$1.2